Related party transactions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Related Party Expenses [Abstract]
Finance costs	€ 1	€ 2
Other expenses	13	47
Total expenses	14	49
Related Party Income [Abstract]
Finance income	46	39
Other income	490	451
Total income	536	490
Related Party Other Transactions [Abstract]
Financing agreements: loans and capital contributions (lender)	611	161
Financing agreements: loans and capital contributions (borrower)	301	86
Guarantees provided		31
Guarantees received	(21)
Commitments acquired	51	73
Dividends and other distributed profit	25	22
Other transactions		229
Outstanding balances for related party transactions [abstract]
Loans and credits granted	7,773
Other collection rights	532
Debit balances	8,305
Loans and credits received	2,334
Other payment obligations	42
Credit balances	2,376
Bank's directors and senior managers
Related Party Other Transactions [Abstract]
Financing agreements: loans and capital contributions (lender)		1
Financing agreements: loans and capital contributions (borrower)		2
Dividends and other distributed profit	5	4
Outstanding balances for related party transactions [abstract]
Loans and credits granted	24
Debit balances	24
Loans and credits received	35
Credit balances	35
Individuals, Group companies or entities
Related Party Expenses [Abstract]
Finance costs	1	1
Other expenses	13	47
Total expenses	14	48
Related Party Income [Abstract]
Finance income	46	33
Other income	490	437
Total income	536	470
Related Party Other Transactions [Abstract]
Financing agreements: loans and capital contributions (lender)	617	324
Financing agreements: loans and capital contributions (borrower)	289	(251)
Guarantees received	(21)
Commitments acquired	75	75
Other transactions		9
Outstanding balances for related party transactions [abstract]
Loans and credits granted	7,688
Other collection rights	515
Debit balances	8,203
Loans and credits received	2,222
Other payment obligations	42
Credit balances	2,264
Other related parties [member]
Related Party Expenses [Abstract]
Finance costs		1
Total expenses		1
Related Party Income [Abstract]
Finance income		6
Other income		14
Total income		20
Related Party Other Transactions [Abstract]
Financing agreements: loans and capital contributions (lender)	(6)	(164)
Financing agreements: loans and capital contributions (borrower)	12	335
Guarantees provided		31
Commitments made	(24)	(2)
Dividends and other distributed profit	20	18
Other transactions		€ 220
Outstanding balances for related party transactions [abstract]
Loans and credits granted	61
Other collection rights	17
Debit balances	78
Loans and credits received	77
Credit balances	€ 77